RELATED PARTY TRANSACTIONS (Details) - Klein $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Common stock, ownership percentage, more than	5.00%
Klein
Related Party Transaction [Line Items]
Related party transaction, amount of transaction	$ 2.3